Consolidated Statement of Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Consolidated Statement Of Cash Flow [Abstract]
Increase in asset retirement obligation	$ 5,943	$ 1,195	$ 985
Increase in provisions for other long-term liabilities	2,053	3,468	0
Purchase of property, plant and equipment	$ 11,759	$ (4,657)	$ 830